Trade and other payables	9 Months Ended
Sep. 30, 2026
Trade and other payables [abstract]
Trade and other payables
8.	Trade and other payables

Trade and other payables consist of the following as at:

	September 30, 2026	December 31, 2025
	$	$
Trade payables	2,263,701	1,981,851
Accrued liabilities (i)	1,520,272	2,200,232
	3,783,973	4,182,083

(i) Accrued liabilities consist of the following as at:

	September 30, 2026	December 31, 2025
	$	$
External research and development fees	408,784	35,770
Operational expenses	155,663	774,223
Professional and other fees	546,632	981,046
Accrued interest	409,193	409,193
	1,520,272	2,200,232